Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

18.  Share-based payments

a)  LTRP

On November 6, 2014, the shareholders of the Company and the shareholders of its subsidiary Servicios Corporativos, approved an amendment to the current LTRP for the benefit of certain key employees, based on the recommendations of the Board of Directors of the Company at its meetings held on July 24 and August 29, 2014. For such purposes on November 10, 2014 an irrevocable Administrative Trust was created by Servicios Corporativos and the key employees. The new plan was restructured and named LTIP, which consists of a share purchase plan (equity-settled transaction) and SARs plan (cash settled).

On October 18, 2018, the Board of Directors of the Company approved a new long-term retention plan LTRP for certain executives of the Company, through which the beneficiaries of the plan, will receive shares of the Company once the service conditions are met. This plan does not include cash compensations granted through appreciation rights on the Company’s shares. The retention plans granted in previous periods under LTRP will continue in full force and effect until their respective due dates and the cash compensation derived from them will be settled according to the conditions established in each plan.

b)  LTIP

- Share purchase plan (equity-settled)

Under the share purchase plan (equity- settled), in November 2014 certain key employees of the Company were granted with a special bonus by an amount of Ps.10,831 (US$797 as of November 11, 2014 based on an exchange rate of Ps.13.58 to US$1), to be used to purchase Company’s shares. The plan consisted in:

(i)	Servicios Corporativos granted a bonus to each key executive;
(ii)	The bonus amount by Ps.7,059 (US$520 as of November 11, 2014 based on an exchange rate of Ps.13.58 to US$1), net of withheld taxes, was transferred on November 11, 2014, as per the written instructions of each key employees, to the Administrative Trust for the acquisition of Series A shares of the Company through an intermediary authorized by the BMV based on the Administration Trust’s Technical Committee instructions;
(iii)	Subject to specified terms and conditions set forth in the Administrative Trust, the acquired shares were in escrow under the Administrative Trust for its administration until the vesting period date for each key executive, date as of which the key executive can fully dispose of the shares and instruct as desired.
(iv)	The share purchase plan provides that if the terms and conditions are not met by the vesting period date, then the shares would be sold in the BMV, and Servicios Corporativos would be entitled to receive the proceeds of the sale of shares.
(v)	The key employees’ account balance will be tracked by the Administrative Trust. The Administrative Trust’s objectives are to acquire Series A shares on behalf of the key employees and to manage the shares granted to such key executive based on instructions set forth by the Technical Committee.

As the Administrative Trust is controlled and therefore consolidated by Controladora, shares purchased in the market and held within the Administrative Trust are presented for accounting purposes as treasury stock in the consolidated statement of changes in equity.

In November 2022, 2021 and 2020, the extensions to the LTIP were approved by the Company’s shareholder’s and the Company’s Board of Directors, respectively. The total cost of the extensions approved were US$5,703 (US$3,707 net of withheld taxes), US$5,086 (US$3,307 net of withheld taxes) and US$4,618 (US$3,003 net of withheld taxes), respectively. Under the terms of the incentive plan, certain key employees of the Company were granted a special bonus that was transferred to the Administrative Trust for the acquisition of Series A shares of the Company.

As of December 31, 2022 and 2021, the number of shares into the Administrative Trust associated with the Company’s share purchase payment plans is as follows:

	Number of Series A
	shares
Outstanding as of January 1st, 2021	5,805,311	*
Purchased during the year	1,849,417
Granted during the year	—
Exercised/vested during the year	(2,612,575)
Forfeited during the year	(551,732)
Outstanding as of December 31, 2021	4,490,421	*
Purchased during the year	4,354,473
Granted during the year	—
Exercised/vested during the year	(2,161,968)
Forfeited during the year	(103,712)
Outstanding as of December 31, 2022	6,579,214	*

* These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2022, 2021 and January 1, 2021.

The vesting period of the shares granted under the Company’s share purchase plans is as follows:

Number of Series A
shares	Vesting period
3,084,981	November 2023
2,042,732	November 2024
1,451,501	November 2025
6,579,214

In accordance with IFRS 2, the share purchase plans are classified as equity-settled transactions on the grant date. This valuation is the result of multiplying the total number of Series A shares deposited in the Administrative Trust and the price per share, plus the balance in cash deposited in the Administrative Trust.

For the years ended December 31, 2022, 2021 and 2020, the compensation expense recorded in the consolidated statement of operations amounted to US$5,074, US$4,410 and US$3,519, respectively.

During 2022, 2021 and 2020, some key employees left the Company; therefore, the vesting conditions were not fulfilled. In accordance with the terms of the plan, Servicios Corporativos is entitled to receive the proceeds of the sale of such shares, the number of forfeited shares as of December 31, 2022, 2021 and 2020, were 103,712, 551,732 and 327,217, respectively.

- SARs (cash settled)

On November 6, 2014, the Company granted 4,315,264 SARs to key employees that entitle them to a cash payment and vest as long as the employee continues to be employed by the Company at the end of each anniversary, during a three - years period. The total amount of the appreciation rights granted under this plan at the grant date was Ps.10,831 (US$796 as of November 6, 2014 based on an exchange rate of Ps.13.61 to US$1).

Fair value of the SARs was measured at each reporting date. The retention plan granted in previous periods expired in November 2020.

The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits over the service period. During the year ended December 31, 2020, the Company recorded a benefit of US$(95) in the consolidated statement of operations.

The fair value of these SARs was estimated at the grant date and at each reporting date using the Black-Scholes option pricing model,

taking into account the terms and conditions on which the SARs were granted.

Such payment was determined based on the increase in the share price of the Company from the grant date to the exercisable date.

c)  MIP

- MIP I

In April 2012, the Board of Directors authorized a MIP for the benefit of certain key employees, subject to shareholders’ approval. On December 21, 2012, the shareholders approved the MIP consisting of: (i) the issuance of an aggregate of 25,164,126 Series A and Series B shares, representing 3.0% of the Company’s fully diluted capital stock; (ii) a grant of options to acquire shares of the Company or CPOs having shares as underlying securities for which, as long as certain conditions occur, the employees will have the right to request the delivery of those shares (iii) the creation of an Administrative Trust to deposit such shares in escrow until they are delivered to the officers or returned to the Company in the case that certain conditions do not occur; and (iv) the execution of share sale agreements setting forth the terms and conditions upon which the officers may exercise its shares at Ps.5.31 (five Mexican pesos 31/100) per share.

On December 24, 2012, the Administrative Trust was created, and the share sale agreements were executed. On December 27, 2012, the trust borrowed Ps.133,723 (US$10,305 as of December 27 ,2012 based on an exchange rate of Ps. 12.97 to US$1) from the Company and immediately after; the trust paid the Company the same amount borrowed as purchase price for the shares.

The share sale agreements provide that the officers may pay for the shares at the same price upon the occurrence of either an initial public offering of the Company’s capital stock or a change of control and as long as they remain employees until the options are exercised, with a maximum term of ten years. Upon payment of the shares by the officers to the Management Trust, it must pay such amount back to the Company as repayment of the loan, for which the Company charges no interest.

The MIP has been classified as equity-settled, by which, the grant date, fair value is fixed and is not adjusted by subsequent changes in the fair value of capital instruments. Equity-settled transactions are measured at fair value at the date the equity benefits are conditionally granted to employees. The total cost of the MIP determined by the Company was Ps.2,722 (US$213 as of December 24, 2012 based on an exchange rate of Ps.12.77 to US$1) to be recognized from the time it becomes probable the performance condition will be met over the vesting period. Total cost of the MIP related to the vested shares has been fully recognized in the consolidated statements of operations during the vesting years.

This cost was determined by using the improved Binomial valuation model from Hull and White, on the date in which the plan had already been approved by the shareholders and a shared understanding of the terms and conditions of the plan was reached with the employees (December 24, 2012, defined as the grant date), with the following assumptions:

2012
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk—free interest rate (%)	5.96%
Expected life of share options (years)	8.8
Exercise share price (in Mexican pesos Ps.)	5.31
Exercise multiple	1.1
Fair value of the stock at grant date	1.73

The expected volatility reflects the assumption that the historical volatility of comparable companies is indicative of future trends, which may not necessarily be the actual outcome.Under the methodology followed by the Company, at the grant date and December 31, 2012, the granted shares had no positive intrinsic value.

During 2020, there were no exercised shares under the MIP. For the year ended December 31, 2021, the key employees exercised 7,653,981 Series A shares. As a result, the key employees paid to the Management Trust Ps.40,668 (US$1,976) corresponding to the exercised shares for the year ended December 31, 2021.

Thereafter, the Company has received from the Management Trust the payment related to the exercised shares by the key employees as a repayment of the loan between the Company and the Management Trust.

Movements in share options

The table of the next page illustrates the number of shares options and fixed exercise prices during the year 2021.

Total in
	Number of share	Exercise price		thousands of
	options	in Mexican pesos		Mexican pesos
Outstanding as of January 1st, 2021	7,653,981	Ps.	5.31	Ps.	40,668
Granted during the year	—		—		—
Forfeited during the year	—		—		—
Exercised during the year	(7,653,981)		5.31		(40,668)
Outstanding as of December 31, 2021	—	Ps.	—	Ps.	—

As of December 31, 2021 all the share options were exercised.

On August 9, 2022, the Irrevocable Trust number F-307750 with HSBC Mexico S.A., Institución de Banca Múltiple, were terminated through payment of the outstanding amounts.

- MIP II

On February 19, 2016, the Board of Directors of the Company authorized an extension to the MIP for certain key employees. Such extension was modified on November 6, 2016. Under MIP II, 13,536,960 share appreciation rights of our Series A shares were granted to be settled annually in cash in a period of five years in accordance with the established service conditions. In addition, a five-year extension to the period in which the employees can exercise MIP II once the SARs are vested was approved.

Fair value of the SARs is measured at each reporting period using a Black-Scholes option pricing model, taking into consideration the terms and conditions granted to the employees. The amount of the cash payment is determined based on the increase in our share price between the grant date and the settlement date.

The carrying amount of the liability relating to the SARs as of December 31, 2022 and 2021 was US$1,562 and US$5,927, respectively. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits over the service period.

During the years ended December 31, 2022, 2021 and 2020, the Company recorded a (benefit) expense of US$(4,365), US$(2,984) and US$5,457, respectively, in the consolidated statement of operations. During the years ended 2022, 2021 and 2020 were not exercised any SARs.

The summary related to (benefit) expense recognized for the Company’s retention plans during the years 2022, 2021 and 2020 is shown in the following table:

	2022		2021		2020
(Benefit) expense arising from cash-settled share-based payments transactions	US$	(4,365)	US$	(2,984)	US$	5,362	*
Expense arising from equity-settled share-based payments transactions		5,074		4,410		3,519
Total expense arising from share-based payments transactions	US$	709	US$	1,426	US$	8,881

* The figures included LTIP – SARs (cash settled) benefit of US$(95).

d)  Board of Directors Incentive Plan (BoDIP)

Certain members of the Board of Directors of the Company receive additional benefits through a share-based plan, which has been classified as an equity-settled share-based payment and therefore accounted under IFRS 2 “Share based payment”.

In April 2018, the Board of Directors of the Company authorized a Board of Directors Incentive Plan “BoDIP”, for the benefit of certain board members. The BoDIP grants options to acquire shares of the Company or CPOs during a five – year period with an exercise share price at Ps.33.80, Ps.32.23 and Ps.9.74 for the years ended 2022, 2021 and 2020, respectively, which was determined on the grant date. Under this plan, no service or performance conditions are required to the board members for exercise the option to acquire shares, and therefore, they have the right to request the delivery of those shares at the time they pay for them.

For such purposes on August 29, 2018 the Fideicomiso Irrevocable de Administración número CIB/3081 was created by Controladora Vuela Compañía de Aviación S.A.B de C.V as trustee and CIBanco, S.A., Institucion de Banco Multiple as trustor. The number of shares held as of December 31, 2022, 2021 and 2020 available to be exercised is 5,945,417, 4,589,726 and 5,233,693, respectively and are included in treasury shares.